Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2018 and 2019:

	RMB			RMB equivalent (US$)			RMB equivalent (HKD/SGD/IDR)			Total in RMB
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2018	—	39,016,535	19,464,246	2,125,034,745	2,269,863	—	502,857	—	—	2,186,288,246
December 31, 2019	—	59,438,015	7,806,771	223,534,731	56,358,066	969	678,541	—	—	347,817,093